Related Party Transactions And Balances (Details) - Schedule of Balances with Related Parties - Related Party [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Mr. Haogang Yang [Member]
Due to a related party
Due to related party	$ 50,380
Qi Fei Shanghai Technology Co., Ltd. [Member]
Due from related parties
Due from related party	142
Mori Enterprise Management (Beijing) Partnership [Member]
Due from related parties
Due from related party	$ 19,523